Liquidity (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) vessel SecurityLoan debt_instrument	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Long term debt	$ 741,992	$ 741,992	$ 963,247
Capital Lease
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	14	14
Capital Lease | 2018 Sale Leasebacks
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		10
Secured Debt
Property, Plant and Equipment [Line Items]
Number of debt instruments | SecurityLoan		2
Long term debt	$ 323,995	$ 323,995	$ 423,512
Secured Debt | Two term loans
Property, Plant and Equipment [Line Items]
Number of debt instruments | debt_instrument		2
Long term debt	$ 166,400	$ 166,400
Period for assessment (in years)		1 year